Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	258,509	284,209
Grant	307,182	258,509
Expired	(105,859)	(155,286)
Exercised	(131,690)	(128,923)
Ending	328,142	258,509
15th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	0	284,209
Grant		0
Expired		(155,286)
Exercised		(128,923)
Ending		0
16th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning	258,509
Grant	0	258,509
Expired	(105,859)
Exercised	(131,690)
Ending	20,960	258,509
17th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant	307,182
Ending	307,182